Description of the Plan - Payments of benefits and plan termination (Details) - Community Financial System, Inc. 401(k) Employee Stock Ownership Plan	12 Months Ended
Dec. 31, 2025 USD ($)
Description of the Plan
Participant normal retirement age	65 years
Required years of service to be completed by participant for retirement	5 years
Maximum account balance	$ 7,000
Minimum account balance	$ 1,000
Maximum age of participant for payment deferral	65 years
Percentage of employee contributions as hardship withdrawals	100.00%
Vesting percentage on termination	100.00%